Note 16 - Fair Value Measurements - Reconciliation and Income Statement Classification of Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of year	$ 1,061	$ 1,313	$ 1,270
Capitalized servicing rights – new loan sales	690	192	164
Disposals (amortization based on loan payments and payoffs)	(326)	(186)	(147)
Change in fair value	(293)	(258)	26
Balance at end of year	1,132	1,061	1,313
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	1,061	1,313	1,270
Capitalized servicing rights – new loan sales	690	192	164
Disposals (amortization based on loan payments and payoffs)	(326)	(186)	(147)
Change in fair value	(293)	(258)	26
Balance at end of year	$ 1,132	$ 1,061	$ 1,313